PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31, 2012	June 30, 2012
Leasehold improvement and office equipment	$73,761	$73,761
Field equipment	168,277	168,277
Less: Accumulated depreciation	(89,391)	(66,818)
Net property and equipment	$152,647	$175,220

Depreciation expense for the six months ended December 31, 2012 and 2011 was $22,573, and $5,456, respectively.

Property and equipment consists of the following:

	June 30, 2012	June 30, 2011
Leasehold improvement and office equipment	$72,015	$19,195
Field equipment	173,960	-
Less: Accumulated depreciation	(70,755)	(19,195)
	$175,220	$-